Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Summary of Components of Income Tax Expense
The components of income tax expense (benefit) for the years ended December 31, 2016 and 2015 are as follows:

	Years Ended December 31,
	2016	2015
	(Thousands)
Current:
Federal	$886	$12,960
State	487	985
Subtotal	1,373	13,945
Deferred:
Federal	8,302	(30,931)
State	472	245
Subtotal	8,774	(30,686)
Total	$10,147	$(16,741)

Summary of Income Tax Expense (Benefit)
Income tax expense (benefit) differed from amounts computed at the federal statutory rate of 35% on pre-tax book income from continuing operations as follows:

	Years Ended December 31,
	2016	2015
	(Thousands)
Tax at statutory rate	$191,835	$153,435
Partnership income not subject to income taxes	(182,455)	(135,324)
State income taxes	623	800
Regulatory assets	132	(35,685)
Other	12	33
Income tax expense (benefit)	$10,147	$(16,741)

Effective tax rate	1.9%	(3.8)%